UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   Form N-CSR

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6727

Dominion Funds, Inc.
--------------------
(Exact name of registrant as specified in charter)

10308 Jacksontown Road, Delaplane, VA 20144
--------------------------------------------
(Address of principal executive offices)(Zip code)

Paul Dietrich, 10308 Jacksontown Road, Delaplane, VA 20144
----------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 416-2053
                                                    --------------

Date of fiscal year end: June 30
                         -------

Date of reporting period: 07/01/07 --- 12/31/07
                          ---------------------

Item 1. Reports to Stockholders.


                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2007


SHEPHERD LARGE CAP GROWTH FUND
A SERIES OF DOMINION FUNDS, INC.
--------------------------------------------------------------------------------
                                                                   MARCH 1, 2008
SHEPHERD LARGE CAP GROWTH FUND

Dear Fund Shareholders,

For the year ended December 31, 2007, the SHEPHERD LARGE CAP GROWTH FUND increased 16.48% compared to the S&P 500 Index which increased 5.49% for the same period. I am very pleased with our 2007!

ECONOMIC FORECAST FOR 2007 AND EARLY 2008

On January 10th, FOXHALL announced that our proprietary indicators had triggered our FOXHALL DEFENSIVE STRATEGY, and since that date, we have been moving the Shepherd Fund portfolio into very DEFENSIVE investments like bonds, gold, foreign currencies (to make money on the falling U.S. dollar), gold, other precious metals, agricultural commodities, hard asset commodities and a few Pacific Rim and Emerging Markets broad index funds. Almost all of these investments are counter-cyclical to the U.S. stock market.

I believe that our FOXHALL DEFENSIVE INVESTMENT STRATEGIES will weather this bear market/recession well.

CONCLUSION

Given our policy of only investing in first-rate, ethical companies that meet our conservative Values Based screening process, I am cautiously optimistic that your SHEPHERD FUND will outperform over the coming months.

Until then....

                                            Patience!



                                            /s/ Paul Dietrich
                                            -----------------
                                            Paul Dietrich
                                            President & Chief Investment Officer

Opinions expressed are those of Foxhall Capital Management, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk; loss of principal is possible. This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Automatic investment plans do not assure a profit and do not protect against a loss in declining markets.

                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

                                TABLE OF CONTENTS

                                                                            Page

TOP TEN HOLDINGS AND ASSET ALLOCATION..........................................3

EXPENSE EXAMPLE................................................................4

SCHEDULE OF INVESTMENTS IN SECURITIES..........................................5

FINANCIAL STATEMENTS...........................................................8

ADDITIONAL INFORMATION........................................................16

                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

                      TOP TEN HOLDINGS AND ASSET ALLOCATION

--------------------------------------------------------------------------------
                                December 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top Ten Holdings                                                       (% of Net
                                                                         Assets)
--------------------------------------------------------------------------------
Northern Dynasty Minerals                                                 3.97%
Potash Corp of Saskatchewan                                               3.41%
Terra Industries                                                          3.33%
Mosaic Company (The)                                                      3.25%
First Solar Inc                                                           3.16%
Ipath S&P Gsci Crude Oil Total Return Etn                                 2.91%
Garmin Ltd.                                                               2.87%
Ansys Inc.                                                                2.86%
Streettracks Gold ETF                                                     2.85%
Praxair Inc                                                               2.85%
                                                                         -----
                                                                         31.46%
                                                                         =====

--------------------------------------------------------------------------------
Asset Allocation by Sector                                             (% of Net
                                                                         Assets)
--------------------------------------------------------------------------------
Industrial Materials                                                     19.25%
Industrials                                                              18.24%
Business Services                                                        12.70%
Energy                                                                   12.32%
Health Care                                                               7.95%
Hardware                                                                  7.91%
Commodity ETF's                                                           5.67%
Telecommunication                                                         4.68%
Software                                                                  2.86%
Consumer Services                                                         2.28%
Financial Services                                                        2.26%
                                                                         -----
                                                                         96.12%
                                                                         =====

                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

                                 EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 through December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. In addition to the sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, Inc., the Funds' transfer agent. Redemption proceeds can be sent via overnight "express" mail (such as Federal Express), if requested, for a $20.00 service charge, or can be sent by wire transfer for a $15.00 fee. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if this transactional cost were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------
                                                                               Expenses Paid During
                                                                                     Period*
                                Beginning Account     Ending Account Value       July 1, 2007 to
                                Value July 1, 2007     December 31, 2007        December 31, 2007
-----------------------------------------------------------------------------------------------------
Actual                              $1,000.00              $1,017.37                  $11.44
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return
before expenses)                    $1,000.00              $1,013.86                  $11.42
-----------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

                      SCHEDULE OF INVESTMENTS IN SECURITIES

                                December 31, 2007
                                   (unaudited)

(Showing Percentage of Net Assets)
COMMON STOCKS--(96.1%)
                                             Shares             Value
                                            --------   -------------------------

BUSINESS SERVICES--(12.7%)
ENGINEERING & CONSTRUCTION--(8.48%)
 FLUOR INC                                     1,500   $   218,580
*FOSTER WHEELER LTD                            1,500       232,530
*JACOBS ENGR GROUP DEL COM                     3,000       286,830
*URS CORPORATION                               2,250       122,243
                                                       -----------
                                                           860,183

WASTE MANAGEMENT--(2.69%)
*STERICYCLE INC                                4,600       273,240

WATER TRANSPORT--(1.53%)
 DRYSHIPS INC                                  2,000       154,800
                                                       -------------------------
                                                                       1,288,223

COMMODITY ETF'S--(5.67%)
COMMODITIES--(2.82%)
*IPATH S&P GSCI COMMODITY TOTAL
  RETURN ETN                                   5,380       286,055

PRECIOUS METALS--(2.85%)
*STREETTRACKS GOLD ETF                         3,510       289,084
                                                       -------------------------
                                                                         575,138

CONSUMER SERVICES--(2.28%)
EDUCATION--(2.28%)
*APOLLO GROUP INC CL A                         3,300                     231,495

ENERGY--(12.31%)
OIL & GAS--(7.82%)
 CHINA PETROLEUM & CHEMICAL CORP               1,700       251,940
*FTI CONSULTING INC                            4,000       246,560
*IPATH S&P GSCI CRUDE OIL TOTAL
  RETURN ETN                                   5,260       295,349
                                                       -----------
                                                           793,849

OIL & GAS SERVICES--(4.49%)
*OCEANEERING INTL INC COM                      3,500       235,725
*TRANSOCEAN SEDCO FOREX ORD                    1,539       220,308
                                                       -----------
                                                           456,033
                                                       -------------------------
                                                                       1,249,882

                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

FINANCIAL SERVICES--(2.26%)
INSURANCE: LIFE--(2.26%)
 CHINA LIFE INSURANCE CO LTD                   3,000                     229,500

HARDWARE--(7.91%)
SEMICONDUCTOR EQUIPMENT--(3.16%)
*FIRST SOLAR INC                               1,200       320,568

WIRELESS EQUIPMENT--(4.75%)
 GARMIN LTD.                                   3,000       291,000
*TRIMBLE NAVIGATION LIMITED                    6,300       190,512
                                                       -----------
                                                           481,512
                                                       -------------------------
                                                                         802,080

HEALTH CARE--(7.95%)
BIOTECHNOLOGY--(2.55%)
*LIFECELL CORP                                 6,000       258,660

DRUGS--(2.83%)
 NOVO NORDISK                                  4,434       287,589

RESEARCH SERVICES--(2.56%)
*COVANCE INC                                   3,000       259,860
                                                       -------------------------
                                                                         806,109

INDUSTRIAL MATERIALS--(19.25%)
ALUMINUM--(2.%)
 ALUMINUM CORP OF CHINA ADR                    4,000       202,560

CHEMICALS--(8.26%)
 F M C CORP                                    4,000       218,200
*MOSAIC COMPANY (THE)                          3,500       330,190
 PRAXAIR INC                                   3,260       289,195
                                                       -----------
                                                           837,585

ELECTRIC EQUIPMENT--(2.31%)
 AMETEK INC                                    5,000       234,200

MINING--(4.11%)
 BHP BILLITON PLC ADR                          3,000       183,900
 SOUTHERN PERU COPPER CORP                     2,220       233,389
                                                       -----------
                                                           417,289

STEEL/IRON--(2.57%)
 GERDAU SA ADS                                 9,000       261,090
                                                       -------------------------
                                                                       1,952,724

                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

INDUSTRIALS--(18.24%)
AGRICULTURAL MACHINERY--(2.74%)
 CNH GLOBAL NV                                 4,230       278,419

AGRICULTURE--(3.33%)
*TERRA INDUSTRIES                              7,065       337,424

GOLD & SILVER--(3.97%)
*NORTHERN DYNASTY MINERALS                    30,700       403,091

METAL PRODUCTS--(2.18%)
*SHAW GROUP INC                                3,660       221,210

MINING--(3.41%)
 POTASH CORP OF SASKATCHEWAN                   2,400       345,504

STEEL/IRON--(2.61%)
*AK STEEL HLDG CORP                            5,730       264,955
                                                       -------------------------
                                                                       1,850,603

SOFTWARE--(2.86%)
BUSINESS APPLICATIONS--(2.86%)
*ANSYS INC.                                    7,000                     290,220

TELECOMMUNICATION--(4.68%)
TELECOMMUNICATION SERVICES--(4.68%)
 BCE INC                                       5,800       230,492
 TELEFONICA DE ESPANA S A                      2,500       243,975
                                                       -------------------------
                                                                         474,467
                                                                     -----------
TOTAL COMMON STOCKS--(96.1%)                                           9,750,441
OTHER ASSETS LESS LIABILITIES -NET--(3.9%)
                                                                         395,651
                                                                     -----------
NET ASSETS--(100.%)                                                   10,146,092
                                                                     ===========

Notes:
*Presently non-income producing.

                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

                              FINANCIAL STATEMENTS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                       Statement of Assets and Liabilities
                                December 31, 2007
                                   (unaudited)

ASSETS
Investments in securities, at value
(cost of $8,719,537)                              $   9,750,441
Cash                                                    411,325
Receivables:
     Dividends                                            3,022
     Interest                                             1,229
                                                  -------------
   Total Assets                                                      10,166,016

LIABILITIES
Payables
     Investment advisory fee                             14,758
     Administration fee                                   5,167
                                                  -------------
   Total Liabilities                                                     19,925
                                                                  -------------
NET ASSETS                                                        $  10,146,092
                                                                  =============

NET ASSETS CONSIST OF:
     Capital stock - par value                    $       1,994
     Paid in capital                                 12,642,420
     Accumulated net realized loss                   (3,561,474)
     Undistributed net investment income                 32,248
     Net unrealized appreciation                      1,030,904
                                                  -------------
NET ASSETS                                                        $  10,146,092
                                                                  =============

CAPITAL SHARES OUTSTANDING
    (200,000,000 authorized shares;
       $.001 par value)                                               1,994,247
                                                                  =============

NET ASSET VALUE PER SHARE                                         $        5.09
                                                                  =============

OFFERING PRICE PER SHARE                                          $        5.34
                                                                  =============

   The accompanying notes are an integral part of these financial statements.

                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                             Statement of Operations
                   For the Six Months Ended December 31, 2007
                                   (unaudited)

Investment Income
     Dividends                                                        $ 236,019
     Interest                                                            85,157
     Other                                                                    3
                                                                      ---------
    Total investment income                                             321,179

Expenses
     Investment advisory fee                                            128,157
     Administration fee                                                 160,774
                                                                      ---------
     Total expenses                                                     288,931
                                                                      ---------

Net Investment Income                                                    32,248
                                                                      ---------

Realized and Unrealized Gain on Investments (Note 4)
     Net realized gain on investments                                   278,666
     Net change in unrealized appreciation on investments              (143,093)
                                                                      ---------
     Net realized and unrealized gain on investments                    135,573
                                                                      ---------

Net Increase in Net Assets Resulting from Operations                  $ 167,821
                                                                      =========

    The accompanying notes are an integral part of these financial statements

                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                       Statement of Changes in Net Assets

                                                               Six months
                                                                  ended
                                                            December 31, 2007       Year Ended
                                                               (unaudited)         June 30, 2007
                                                             ---------------      ---------------
Increase in Net Assets from Operations
   Net investment gain/(loss)                                $        32,248      $        (6,941)
   Net realized gain on investments                                  278,666            1,060,808
   Capital gain distributions from underlying fund                                          1,385
   Net change in unrealized appreciation/(depreciation)
       on investments                                               (143,093)             160,207
                                                             ---------------      ---------------

       Net increase in net assets resulting from
          operations                                                 167,821            1,215,459

Distributions to shareholders                                             --                   --
Capital Share Transactions (Note 5)                                  882,010              701,811
                                                             ---------------      ---------------

   Total Increase                                                  1,049,831            1,917,270

Net Assets
  Beginning of period                                              9,096,261            7,178,991
                                                             ---------------      ---------------

  End of period (includes undistributed
net investment loss - $32,248 and $0, respectively)          $    10,146,092      $     9,096,261
                                                             ===============      ===============

The accompanying notes are an integral part of these financial statements.

                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND.
                              Financial Highlights
         For a share of capital stock outstanding throughout the period

                                       Six months
                                         ended
                                      December 31,                    For the years ended June 30,
                                          2007       -----------------------------------------------------------------
                                      (unaudited)       2007         2006          2005          2004          2003
                                       ----------    ----------   ----------    ----------    ----------    ----------
PER SHARE DATA
Net asset value, beginning of period   $     5.00    $     4.40   $     3.61    $     3.52    $     3.31    $     3.42

Income from
 investment operations:
  Net investment loss                        0.02            --        (0.06)        (0.04)        (0.05)        (0.04)
  Net realized and unrealized
     gain (loss) on investments              0.07          0.60         0.85          0.13          0.26         (0.07)
                                       ----------    ----------   ----------    ----------    ----------    ----------
Total from investment operations             0.09          0.60         0.79          0.09          0.21         (0.11)

Less distributions                             --            --           --            --            --            --
                                       ----------    ----------   ----------    ----------    ----------    ----------

 Net asset value, end of  period       $     5.09    $     5.00   $     4.40    $     3.61    $     3.52    $     3.31
                                       ==========    ==========   ==========    ==========    ==========    ==========

Total Return (a)                             1.75%        13.64%       21.88%         2.56%         6.34%       -3.22%
                                       ----------    ----------   ----------    ----------    ----------    ----------

Ratios and Supplemental Data:
Net assets, end of period (000's)      $   10,146    $    9,096   $    7,179    $    6,380    $    4,990    $    3,739
Ratio of expenses to average
  net assets                                 1.13%         2.25%        2.25%         2.25%         2.25%         2.25%
Ratio of net investment income
  (loss) to average net assets               0.34%        -0.09%       -1.33%        -1.28%        -1.37%        -1.33%
Portfolio turnover rate                    125.01%       382.33%      190.31%       487.33%       258.84%       235.79%

(a) Sales load is not reflected in total return

   The accompanying notes are an integral part of these financial statements.

                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                          Notes to Financial Statements
                                December 31, 2007
                                   (unaudited)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Organization: Dominion Funds, Inc. (the "Company") is a diversified regulated investment company and was incorporated in the State of Texas on June 5, 1992. The Company may designate one or more series of common stock; however, at this time the Shepherd Large Cap Growth Fund (the "Fund") is the only series of the Company. The primary investment objective of the Fund is growth of capital. The Fund will invest in a diversified portfolio of common stock of companies that meet the Fund's investment and social criteria. The following is a summary of the Fund's significant accounting policies.

      Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

      Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

      The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                          Notes to Financial Statements
                                December 31, 2007
                                   (unaudited)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      New Accounting Pronouncements- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund's financial statements.

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements". The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between
      (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and
      (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund's financial statements has not yet been determined.

      Distributions to Shareholders: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

      Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Reclassifications: In accordance with SOP-93-2, the Fund has recorded a reclassification in the capital accounts. As of June 30, 2007 the Fund has recorded a permanent book/tax differences of $2,614,034, from net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                    Notes to Financial Statements (continued)
                                December 31, 2007
                                   (unaudited)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from these estimates

2.    INVESTMENT ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT

      The Fund has an investment advisory agreement (the "agreement") with Foxhall Capital Management (the "Advisor"), formerly Nye, Parnell & Emerson Capital Management, Inc. The Advisor provides the Fund with investment advice and recommendations for investments. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%. For the six month period ended December 31, 2007 the Advisor earned advisory fees of $128,157. At December 31, 2007 the Fund owed the Advisor $14,758 in advisory fees.

      The Fund has an administration agreement with Foundation Management, Inc., an affiliate of the Advisor, (the "Administrator"). The Administrator is responsible for the administration of the Fund and overall management of the Fund's business affairs. Under the terms of the administrative agreement, the Fund will pay the Administrator a monthly fee based on the Fund's average daily net assets at the annual rate of 1.25%. For the six month period ended December 31, 2007 the Administrator earned fees of $160,774. At December 31, 2007 the Fund owed the Administrator $5,167 in administrative fees.

      The Fund has adopted a distribution plan (the "Plan"). Under the Plan, if the payment of administration fees by the Fund to the Administrator is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that the Administrator may use its administration fee, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder support services. For the six-month period ended December 31, 2007 no such payments were made.

      Certain directors and officers of the Fund are also directors and officers of the Advisor and Administrator.

3.    INVESTMENT TRANSACTIONS

      Investment transactions, excluding short-term investments, for the six-month period ended December 31, 2007 were as follows:

      Purchases                           $    12,272,703
      Proceeds from sales                 $    10,433,407

                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                    Notes to Financial Statements (continued)
                                December 31, 2007
                                   (unaudited)

4.    CAPITAL SHARE TRANSACTIONS

      As of December 31, 2007 there were 1,000,000,000 shares of $.001 par value capital stock authorized, of which 200,000,000 shares are classified as the Fund's series; the balance is unclassified. The total par value and paid-in capital totaled $12,642,792. Transactions in capital stock were as follows:

                                   December 31, 2007               June 30, 2007
                                 Shares        Amount          Shares        Amount
                              -----------    -----------    -----------    -----------
Shares sold                       363,434    $ 1,836,971        980,246    $ 4,240,041
Shares issued in
  Reinvestment of dividends            --             --             --             --
Shares redeemed                  (188,801)      (954,961)      (793,763)    (3,538,230)
                              -----------    -----------    -----------    -----------
Net increase (decrease)           174,632    $   882,010        186,483    $   701,811
                              ===========    ===========    ===========    ===========

                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

                             ADDITIONAL INFORMATION

Information about Directors

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the directors of the Fund is set forth below. The Statement of Additional Information includes additional information about the Fund's directors and is available, without charge, upon request by calling (800) 416 2053.

                                                   Term of                                               Other
                                   Position       Office and                                         Directorships
             Name,                 Held with      Length of          Principal Occupation(s)            Held by
        Address and Age              Fund        Time Served           During Past 5 Years              Director
-------------------------------- -------------- --------------- ----------------------------------- -----------------
Interested Directors

Paul Dietrich *                  Chairman,      Indefinite      President and Managing Director           None
10308 Jacksontown Road           President,     term;           of Eton Court Asset Management,
Delaplane, VA 20144              Director       Director        Ltd. ("Eton Court") (parent of
Age: 58                                         since 2001;     Foxhall Capital Management, Inc.,
                                                Chairman        the Fund's investment advisor)
                                                since 2002;     and President of Foundation
                                                President       Management, Inc., the Fund's
                                                since 2003      administrator (1999 - present).
Non-Interested Directors

Douglas W. Powell                Director       Indefinite      Registered representative of New          None
6210 Campbell Road                              term;           Investor World Incorporated (2000
Suite 128                                       Director        - present); COO/CFO NIW Holdings,
Dallas, TX 75248                                since 1999      Inc. (2002 - Present); CEO
Age: 67                                                         Rushmore Investment Management
                                                                Corp. (2001 -2002); Chairman and
                                                                Chief Executive Officer of
                                                                Northstar Financial Group (1995 -
                                                                2001).

* This director is considered an "interested person" as defined in the Investment Company Act of 1940 because of his affiliations with Foxhall Capital Management, Inc., the Fund's investment advisor, and Foundation Management, Inc., the Fund's administrator.

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available without charge, upon request, by calling 1-800-416-2053. The Forms N-Q are also available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

Proxy Voting Policies and Procedures

The Fund has adopted proxy voting policies and procedures that delegate to Foxhall Capital Management, Inc., the Fund's investment advisor (the "Advisor"), the authority to vote proxies. A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-800-416-2053. A description of these policies and procedures is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at http://www.sec.gov.

Proxy Voting Record

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge by calling 1-800-416-2053 or by accessing the SEC's website at http://www.sec.gov.

Advisory Contract Renewal

On September 25, 2007, the Board of the Directors of the Fund approved the continuance for one additional year of the Fund's investment advisory agreement dated November 1, 1999 (the "Advisory Agreement") with the Advisor.

The Directors discussed and considered and evaluated, among other things, (a) the terms and conditions of the Advisory Agreement, including the nature, quality and scope of the investment management services and the fees charged for their services; (b) the Directors' legal duties in approving the Advisory Agreement; (c) the advisor's investment performance; (d) the advisor's personnel and method of analysis and possible conflicts of interest; (e) overall Fund expenses; and (f) brokerage and portfolio transactions.

On the basis of its review and the foregoing information, the Directors determined that the terms of the Advisory Agreement are fair and reasonable and in the best interests of the Fund's shareholders.

A Note on Forward Looking Statements

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor's or portfolio manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

                                    --------
----------------------------------- SHEPHERD -----------------------------------
          SHEPHERD                  --------              FUNDS

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2007


       Investment Advisor                            Transfer Agent                              Distributor
       ------------------                            --------------                              -----------
Foxhall Capital Management, Inc.                  Fund Services, Inc.                  Cullum & Burks Securities, Inc.
        1613 Duke Street                         8730 Stony Point Pkwy                   13355 Noel Road, Suite 1300,
      Alexandria, VA 22314                             Suite 205                              One Galleria Tower
         (800) 416 2053                            Richmond, VA 23235                          Dallas, TX 75240
                                                     (800) 628 4077                             (972) 755 0270


                                             Independent Registered Public
         Administrator                              Accounting Firm                             Legal Counsel
         -------------                       -----------------------------                      -------------
  Foundation Management, Inc.                      Sanville & Company                  Frederick C. Summers, III, P.C.
     10308 Jacksontown Road                   Certified Public Accountants                     Attorney at Law
      Delaplane, VA 20144                          1514 Old York Road                   8235 Douglas Ave., Suite 1111
         (800) 416 2053                            Abington, PA 19001                          Dallas, TX 75225


            Officers                                   Directors                                  Custodian
            --------                                   ---------                                  ---------
         Paul Dietrich                               Paul Dietrich                         RBC Dain Rauscher, Inc.
      Chairman, President                                                                     510 Marquette Ave.
                                                   Douglas W. Powell                      Minneapolis, MN 55402-1106

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) as of the filing date of this report, registrant's principal executive officer and principal financial officer found such disclosure controls and procedures to be effective.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.

By: /S/ Paul Dietrich
    -----------------
Paul Dietrich, President

Date: March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Paul Dietrich
    -----------------
Paul Dietrich, principal executive and principal financial officer

Date: March 7, 2008